Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total debt	$ 130,611
Total current portion of long-term debt	12,927	$ 15,103
Non-current portion of long-term debt	115,869	129,998
Loans Payable
Total debt	130,611	146,972
Deferred finance fees	(1,815)	(1,871)
Net total debt	128,796	145,101
Current portion of long-term debt	13,429	15,834
Current portion of deferred finance fees	(502)	(731)
Total current portion of long-term debt	12,927	15,103
Non-current portion of long-term debt	115,869	129,998
Old Nordea SEB Joint Bank Facility | Loans Payable
Total debt	0	85,553
Old ABN CACIB Joint Bank Facility | Loans Payable
Total debt		51,339
Nordea SEB Revolving Facility | Loans Payable
Total debt	22,500
ABN CACIB Joint Bank Facility | Loans Payable
Total debt	104,927
ABN AMRO Revolving Facility | Loans Payable
Total debt	$ 3,184	1,680
IYO Bank Facility | Loans Payable
Total debt		$ 8,400